NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range - $ / shares	12 Months Ended
	Dec. 31, 2015	Nov. 18, 2015	Mar. 31, 2015	Dec. 31, 2014	Oct. 01, 2014	Dec. 31, 2013
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	$ 20.00	$ 3.125	$ 5.00		$ 5.00
Warrants Outstanding, Weighted Average Exercise Price	$ 3.74			$ 8.00		$ 8.50
Warrants Outstanding, Weighted Average Number (in Shares)	4,575,098			447,436		220,997
Warrants Exercisable (in Shares)	4,435,098			312,336
Warrants Exercisable, Weighted Average Exercise Price	$ 3.69			$ 9.00
Warrant Exercise Prices $3.13 - $5.00 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 3.13
Warrants Outstanding, Weighted Average Number (in Shares)	3,971,134
Warrants Outstanding, Remaining Life	4 years 292 days
Warrants Exercisable (in Shares)	3,971,134
Warrants Exercisable, Weighted Average Exercise Price	$ 3.16
Warrant exercise price 5.00 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	5.00
Warrants Outstanding, Weighted Average Exercise Price	$ 5.00
Warrants Outstanding, Weighted Average Number (in Shares)	238,352
Warrants Outstanding, Remaining Life	2 years 98 days
Warrants Exercisable (in Shares)	102,352
Warrants Exercisable, Weighted Average Exercise Price	$ 5.00
Warrant Exercise Prices $6.50 - $9.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 7.55
Warrants Outstanding, Weighted Average Number (in Shares)	284,068
Warrants Outstanding, Remaining Life	4 years 189 days
Warrants Exercisable (in Shares)	284,068
Warrants Exercisable, Weighted Average Exercise Price	$ 7.55
Warrants Exercise Price $10.00-$22.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 12.58
Warrants Outstanding, Weighted Average Number (in Shares)	81,544
Warrants Outstanding, Remaining Life	2 years 288 days
Warrants Exercisable (in Shares)	77,544
Warrants Exercisable, Weighted Average Exercise Price	$ 12.66
Warrant Exercise Prices $3.13 - $22.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 3.70
Warrants Outstanding, Weighted Average Number (in Shares)	4,575,098
Warrants Outstanding, Remaining Life	4 years 226 days
Warrants Exercisable (in Shares)	4,435,088
Warrants Exercisable, Weighted Average Exercise Price	$ 3.65
Minimum [Member] | Warrant Exercise Prices $3.13 - $5.00 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	3.13
Minimum [Member] | Warrant Exercise Prices $6.50 - $9.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	6.50
Minimum [Member] | Warrants Exercise Price $10.00-$22.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	10.00
Minimum [Member] | Warrant Exercise Prices $3.13 - $22.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	3.13
Maximum [Member] | Warrant Exercise Prices $3.13 - $5.00 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	5.00
Maximum [Member] | Warrant Exercise Prices $6.50 - $9.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	9.50
Maximum [Member] | Warrants Exercise Price $10.00-$22.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	22.50
Maximum [Member] | Warrant Exercise Prices $3.13 - $22.50 [Member]
NOTE 15 - OUTSTANDING WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Warrants, Exercise Prices	$ 22.50